Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Class of Stock [Line Items]
Aggregate consideration	$ 28.0
Warrants to purchase shares (in shares)	500,000
Liquidation preference (in dollars per share)	$ 1,000
Exercise price (in dollars per share)	$ 8.40
Preferred stock dividend rate for first five years (in hundredths)	5.00%
Preferred stock dividend rate thereafter five years (in hundredths)	9.00%
Accumulated dividends in arrears	$ 3.12
Accumulated dividends in arrears, redemption price (in dollars per share)	$ 111
Cumulative Perpetual Preferred Stock, Series A [Member]
Class of Stock [Line Items]
Shares issued for cash during period (in shares)	28,000
Shares sold by treasury to public through an auction (in shares)	28,000
Warrant [Member]
Class of Stock [Line Items]
Shares sold by treasury to public through an auction (in shares)	500,000